Investments	12 Months Ended
Mar. 31, 2020
Investments
3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2019 and 2020 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2019
Available-for-sale securities:
Debt securities:
Japanese government bonds	11,888,510	11,259	2,998	11,896,771
Japanese local government bonds	208,308	1,671	87	209,892
U.S. Treasury bonds and federal agency securities	1,008,903	644	231	1,009,316
Other foreign government bonds	1,341,564	758	455	1,341,867
Agency mortgage-backed securities (1)	530,540	14,524	593	544,471
Residential mortgage-backed securities	99,904	1,420	191	101,133
Commercial mortgage-backed securities	495,313	4,914	104	500,123
Japanese corporate bonds and other debt securities	1,743,309	7,686	1,561	1,749,434
Foreign corporate bonds and other debt securities (2)	778,088	3,047	226	780,909

Total	18,094,439	45,923	6,446	18,133,916

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,119,899	19,907	—	1,139,806
Agency mortgage-backed securities (3)	484,205	—	14,423	469,782

Total	1,604,104	19,907	14,423	1,609,588

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2020
Available-for-sale securities:
Debt securities:
Japanese government bonds	12,651,677	1,319	50,224	12,602,772
Japanese local government bonds	272,412	649	494	272,567
U.S. Treasury bonds and federal agency securities	927,172	7,733	—	934,905
Other foreign government bonds	1,408,009	3,273	202	1,411,080
Agency mortgage-backed securities (1)	494,958	10,490	434	505,014
Residential mortgage-backed securities	83,077	1,405	151	84,331
Commercial mortgage-backed securities	609,559	5,551	106	615,004
Japanese corporate bonds and other debt securities	1,836,540	7,489	8,772	1,835,257
Foreign corporate bonds and other debt securities (2)	849,595	2,595	168	852,022

Total	19,132,999	40,504	60,551	19,112,952

Held-to-maturity securities:
Debt securities:
Japanese government bonds	479,936	13,357	—	493,293
Agency mortgage-backed securities (3)	382,095	1,245	1,303	382,037

Total	862,031	14,602	1,303	875,330

Notes:
(1)	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥517,330 million and ¥27,141 million, respectively, at March 31, 2019, and ¥504,953 million and ¥61 million, respectively, at March 31, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥246,503 million at March 31, 2019, and ¥271,387 million at March 31, 2020.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

Contractual maturities
The amortized cost and fair value of
available-for-sale
and
held-to-maturity
securities at March 31, 2020 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,872,058	4,980,539	1,753,300	45,780	12,651,677
Japanese local government bonds	11,530	171,825	84,528	4,529	272,412
U.S. Treasury bonds and federal agency securities	883,432	43,740	—	—	927,172
Other foreign government bonds	1,029,641	378,368	—	—	1,408,009
Agency mortgage-backed securities	—	—	—	494,958	494,958
Residential mortgage-backed securities	—	—	—	83,077	83,077
Commercial mortgage-backed securities	16,372	202,044	390,343	800	609,559
Japanese corporate bonds and other debt securities	98,532	868,704	545,320	323,984	1,836,540
Foreign corporate bonds and other debt securities	377,642	327,312	141,755	2,886	849,595

Total	8,289,207	6,972,532	2,915,246	956,014	19,132,999

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	479,936	—	—	479,936
Agency mortgage-backed securities	—	—	—	382,095	382,095

Total	—	479,936	—	382,095	862,031

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,872,485	4,963,282	1,722,090	44,915	12,602,772
Japanese local government bonds	11,537	172,052	84,443	4,535	272,567
U.S. Treasury bonds and federal agency securities	890,367	44,538	—	—	934,905
Other foreign government bonds	1,031,189	379,891	—	—	1,411,080
Agency mortgage-backed securities	—	—	—	505,014	505,014
Residential mortgage-backed securities	—	—	—	84,331	84,331
Commercial mortgage-backed securities	16,396	203,233	394,561	814	615,004
Japanese corporate bonds and other debt securities	98,589	868,675	544,559	323,434	1,835,257
Foreign corporate bonds and other debt securities	378,464	328,918	141,754	2,886	852,022

Total	8,299,027	6,960,589	2,887,407	965,929	19,112,952

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	493,293	—	—	493,293
Agency mortgage-backed securities	—	—	—	382,037	382,037

Total	—	493,293	—	382,037	875,330

Other-than-temporary impairment
The MHFG Group performs periodic reviews to identify impaired securities in accordance with ASC 320, “Investments—Debt Securities” (“ASC 320”). For debt securities, in the cases where the MHFG Group has the intent to sell a debt security or more likely than not will be required to sell a debt security before the recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss is recognized immediately through earnings. In other cases, the MHFG Group evaluates expected cash flows to be received and determines if a credit loss exists, and if so, the amount of an other-than-temporary impairment related to the credit loss is recognized in earnings, while the remaining decline in fair value is recognized in other comprehensive income, net of applicable taxes. Effective April 1, 2018, the available-for-sale
category was eliminated for equity securities and, therefore, the other-than-temporary impairment review is not required for these securities. See Note 2 “Issued accounting pronouncements” for further details. Before the adoption of ASU
No.2016-01,
for equity securities, impairment was evaluated considering the length of time and extent to which the fair value had been below cost, the financial condition and near-term prospects of the issuers, as well as the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value. If an equity security was deemed other-than-temporarily impaired, it was written down to fair value, with the full decline recognized in earnings.
The other-than-temporary impairment losses on
available-for-sale
securities for the fiscal year
s
ended March 31, 2018, 2019 and 2020 were not significant. No impairment losses were recognized on held-to-maturity
securities for the periods.
Continuous unrealized loss position
The following table shows the gross unrealized losses and fair value of available-for-sale
and
held-to-maturity
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2019 and 2020:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2019
Available-for-sale securities:
Debt securities:
Japanese government bonds	2,296,536	1,441	1,332,688	1,557	3,629,224	2,998
Japanese local government bonds	9,752	32	38,873	55	48,625	87
U.S. Treasury bonds and federal agency securities	506,176	231	—	—	506,176	231
Other foreign government bonds	438,771	321	26,782	134	465,553	455
Agency mortgage-backed securities (1)	466	2	37,706	591	38,172	593
Residential mortgage-backed securities	—	—	16,729	191	16,729	191
Commercial mortgage-backed securities	11,256	44	36,760	60	48,016	104
Japanese corporate bonds and other debt securities	417,825	924	440,937	637	858,762	1,561
Foreign corporate bonds and other debt securities	129,164	142	79,716	84	208,880	226

Total	3,809,946	3,137	2,010,191	3,309	5,820,137	6,446

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	—	—	469,782	14,423	469,782	14,423

Total	—	—	469,782	14,423	469,782	14,423

2020
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,339,320	43,204	283,561	7,020	10,622,881	50,224
Japanese local government bonds	162,665	418	34,114	76	196,779	494
U.S. Treasury bonds and federal agency securities	—	—	—	—	—	—
Other foreign government bonds	196,990	202	—	—	196,990	202
Agency mortgage-backed securities (1)	30,913	227	9,504	207	40,417	434
Residential mortgage-backed securities	9,524	62	5,450	89	14,974	151
Commercial mortgage-backed securities	15,115	85	7,478	21	22,593	106
Japanese corporate bonds and other debt securities	669,572	5,507	608,361	3,265	1,277,933	8,772
Foreign corporate bonds and other debt securities	152,058	165	5,564	3	157,622	168

Total	11,576,157	49,870	954,032	10,681	12,530,189	60,551

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	—	—	191,244	1,303	191,244	1,303

Total	—	—	191,244	1,303	191,244	1,303

Notes:
(1)	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥11,107 million and ¥27,065 million, respectively, at March 31, 2019, and ¥40,417 million and ¥0 million, respectively, at March 31, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.

(2)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

At March 31, 2020, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the MHFG Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds and Agency mortgage-backed securities, their entire amortized cost bases were expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses have been recognized in income, the MHFG Group determined that their entire amortized cost bases were expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses have been recognized in income, the MHFG Group determined that the debt securities in an unrealized loss position were not considered other-than-temporarily impaired.
Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the fiscal years ended March 31, 2018, 2019 and 2020. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2018, 2019 and 2020” for the proceeds from sales of investments.

	2018	2019 (Note)	2020 (Note)
	(in millions of yen)
Gross realized gains	314,948	23,777	41,903
Gross realized losses	(41,044)	(26,299)	(13,398)

Net realized gains (losses) on sales of available-for-sale securities	273,904	(2,522)	28,505

Note:	Effective April 1, 2018, the
available-for-sale
category was eliminated for equity securities, and gains and losses on these securities are not included for the fiscal years ended March 31, 2019 and 2020 columns in this table. See Note 2 “Issued accounting pronouncements” for further details.

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities without readily determinable fair values include non-marketable
stock including preferred stock issued by equity method investees.
Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the fiscal years ended March 31, 2019 and 2020:

	2019	2020
	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	(155,947)	(557,391)
Less: Net gains (losses) recognized during the period on equity securities sold during the period	34,034	1,710

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	(189,981)	(559,101)

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2019 and 2020:

	2019	2020
	(in millions of yen)
Carrying amounts at the end of the period	212,270	419,775
Downward adjustments and impairments	1,413	2,435
Upward adjustments	2,373	9,128

The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	2019	2020
	(in millions of yen)
Downward adjustments and impairments	1,413	1,272
Upward adjustments	2,373	6,928

The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the MHFG Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.
Other investments
The following table summarizes the composition of Other investments at March 31, 2019 and 2020:

	2019	2020
	(in millions of yen)
Equity method investments	354,268	404,513
Investments held by consolidated investment companies	35,472	39,438

Total	389,740	443,951

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥201,034 million and ¥213,243 million, at March 31, 2019 and 2020, respectively. The aggregate market values of these marketable equity securities were ¥308,137 million and ¥287,488 million, respectively. The majority of aggregate market values of these marketable equity securities include Orient Corporation, the Chiba Kogyo Bank, Ltd.
,
 Joint Stock Commercial Bank for Foreign Trade of Vietnam
and
Mizuho
 Leas
ing Company, Limi
t
ed
of which the MHFG Group’s proportionate share of the total outstanding common stock were 49.0%, 16.89%
, 15.00%
and 23.52%, respectively, as of March 31, 2020. In addition, equity method investments include non-marketable
equity securities such as Matthews International Capital Management, LLC
 and
 JTC Holdings, Ltd. of which the MHFG Group’s proportionate share of the total outstanding common stock were 16.25%
 and
 27.00%, respectively, as of March 31, 2020.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.